Provisions - Payment profile of legal provisions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
In one to two years
Disclosure of other provisions [line items]
Non-current legal provision	$ 167	$ 180	$ 22
In two to three years
Disclosure of other provisions [line items]
Non-current legal provision	9	159	21
In three to four years
Disclosure of other provisions [line items]
Non-current legal provision	12	10	9
In four to five years
Disclosure of other provisions [line items]
Non-current legal provision	9	9	9
In more than five years
Disclosure of other provisions [line items]
Non-current legal provision	$ 13	$ 14	$ 31